                                 SCHWABFUNDS(R)

                               SCHWAB RETIREMENT
                                 MONEY FUND(R)

ANNUAL REPORT
DECEMBER 31, 1996

                                 SchwabFunds(R)



Dear Shareholder,

I'm pleased to report to you on the performance of the Schwab Retirement Money Fund(R) for the one-year reporting period ended December 31, 1996. During the period, the Fund provided you with current income consistent with preservation of capital. By the end of the 12-month period, the Schwab Retirement Money Fund's net assets increased to over $136 million.

PERFORMANCE REVIEW
The table below presents seven-day average yields for the Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.

--------------------------------------------------------------------------------
                            7-DAY AVERAGE YIELDS(1)
                                   (12/31/96)

                                                        Simple          Compound
--------------------------------------------------------------------------------
Schwab Retirement Money Fund                             4.87%           4.99%
--------------------------------------------------------------------------------

Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1996.

We appreciate your confidence in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.

                                        Sincerely,


                                    /s/ Charles R. Schwab
                                        Charles R. Schwab
                                        Chairman
                                        The Charles Schwab Family of Funds

(1) A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.64% and the 7-day compound yield would have been 4.75% at December 31, 1996. Past performance is no guarantee of future results.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY


                                  ASSET GROWTH

                 Total                   Total                 Percentage
               Net Assets              Net Assets             Growth Over
             as of 12/31/96          as of 12/31/95            Reporting
                 (000s)                  (000s)                  Period
             ------------------------------------------------------------
                $136,319                $98,992                    38%
             ------------------------------------------------------------


                      AVERAGE YIELDS FOR THE PERIODS ENDED
                                DECEMBER 31, 1996

                Last                    Last                     Last
             Seven Days             Three Months            Twelve Months
             ------------------------------------------------------------
               4.87%                   4.84%                    4.82%
             ------------------------------------------------------------




                                MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range               3/31/96             6/30/96             9/30/96            12/31/96
------------------------------------------------------------------------------------------------
    0 - 15  Days               27.0%               37.6%                18.8%              23.2%
   16 - 30  Days               18.6                19.4                 12.3               13.8
   31 - 60  Days               20.0                12.6                 23.8               20.4
   61 - 90  Days               16.2                12.1                 30.5               28.2
   91 - 120 Days               10.5                 3.8                  7.3                6.1
   Over 120 Days                7.7                14.5                  7.3                8.3
Weighted Average            50 Days             50 Days              60 Days            54 Days
------------------------------------------------------------------------------------------------



                                PORTFOLIO QUALITY

                                                     Percent of
                       SEC Tier                      Net Assets
                        Rating                        12/31/96
                       ----------------------------------------
                        Tier 1                         100.0%
                        Tier 2                           0.0
                       ----------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996


                                                     Par     Value
                                                     ---     -----
COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS--71.1%(a)
ASSET BACKED SECURITIES--5.7%

Barton Capital Corp.
        5.41%, 02/27/97                              $1,000   $  992
Preferred Receivables Funding Corp.
        5.41%, 01/07/97                               1,475    1,474
Windmill Funding
        5.86%, 01/31/97                               5,000    4,975
                                                              ------
                                                               7,441
                                                              ------
AUTOMOTIVE--12.2%

Chrysler Financial Corp.
        5.48%, 01/08/97                               2,000    1,998
        5.49%, 01/22/97                               3,000    2,990
Ford Credit Europe PLC
        5.38%, 02/25/97                               2,000    1,984
        5.38%, 03/04/97                               2,000    1,982
General Motors Acceptance Corp.
        5.87%, 03/12/97                               1,000      989
        5.47%, 03/14/97                               1,000      989
        5.50%, 06/05/97                               2,000    1,954
        5.60%, 06/30/97                               1,000      973
Renault Credit Internationale SA Banque
        5.49%, 01/13/97                               1,000      998
        5.60%, 03/10/97                               1,000      990
                                                              ------
                                                              15,847
                                                              ------
BANKING-AUSTRALIA--0.8%

SBNSW Delaware, Inc.
        5.43%, 01/08/97                               1,000      999
                                                              ------
BANKING-DENMARK--7.0%

Den Danske Corp.
        5.38%, 02/28/97                               1,000      991
        5.42%, 03/17/97                               3,000    2,967
Unifunding Inc.
        5.39%, 01/09/97                               2,185    2,182
        5.41%, 01/22/97                               2,000    1,994
        5.45%, 03/04/97                               1,000      991
                                                              ------
                                                               9,125
                                                              ------
BANKING-DOMESTIC--0.7%

Bankers Trust New York Corp.
        5.50%, 06/19/97                               1,000      975
                                                              ------
BANKING-JAPAN--1.5%
SRD Finance, Inc./(Bank of Tokyo-Mitsubishi LOC)
        5.73%, 01/09/97                               2,000    1,997
                                                              ------

BANKING-SWEDEN--4.6%
Nordbanken of North America, Inc.
        5.46%, 03/05/97                               2,000    1,981
        5.47%, 03/07/97                               4,000    3,961
                                                              ------
                                                               5,942
                                                              ------

SCHWAB RETIREMENT MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                Par       Value
                                              ------     ------
COMPUTERS AND OFFICE EQUIPMENT--2.9%
CSC Enterprises
        5.74%, 02/13/97                       $1,000     $   993
        5.75%, 02/20/97                        2,750       2,728
                                                         -------
                                                           3,721
                                                         -------
FINANCE-COMMERCIAL--9.2%
Finova Capital Corp.
        5.45%, 02/11/97                        2,000       1,988
General Electric Capital Corp.
        5.41%, 01/16/97                        2,000       1,996
General Electric Capital Services
        5.41%, 01/14/97                        3,000       2,995
Heller Financial, Inc.
        5.69%, 01/10/97                        2,000       1,997
        5.60%, 01/16/97                        2,000       1,995
        5.48%, 03/19/97                        1,000         988
                                                         -------
                                                          11,959
                                                         -------
FINANCE-CONSUMER--7.6%
American Express Credit Corp.
        5.40%, 01/31/97                        2,000       1,991
        5.40%, 02/05/97                        1,000         995
Household Finance Corp.
        5.43%, 01/24/97                        4,000       3,987
Sears Roebuck Acceptance Corp.
        5.41%, 02/12/97                        3,000       2,981
                                                         -------
                                                           9,954
                                                         -------
MORTGAGE BANKING--0.8%
Countrywide Home Loans, Inc.
        5.43%, 01/31/97                        1,000         996
                                                         -------
SECURITIES BROKERAGE-DEALER--18.1%
BT Securities Corp.
        5.58%, 02/10/97                        1,000         994
        5.54%, 06/18/97                        1,000         975
Goldman Sachs Group, LP
        5.58%, 04/02/97                        3,000       2,958
Lehman Brothers Holdings, Inc.
        5.67%, 01/23/97                        1,000         997
        5.84%, 03/07/97                        1,000         990
        5.50%, 06/05/97                        3,000       2,931
Merrill Lynch & Co., Inc.
        5.40%, 02/13/97                        2,000       1,987
        5.39%, 02/24/97                        2,000       1,984
        5.41%, 03/13/97                        1,000         989
Morgan Stanley Group, Inc.
        5.42%, 01/21/97                        1,000         997
        5.75%, 03/24/97                        3,000       2,961
        5.64%, 04/01/97                        1,000         986
PaineWebber Group, Inc.
        5.485, 01/23/97                        2,000       1,993

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996


                                                         PAR            VALUE
                                                         ---            -----
Salomon, Inc.
         5.55%, 03/06/97                                $2,000          $ 1,981
                                                                        -------
                                                                         23,723
TOTAL COMMERCIAL PAPER AND OTHER                                        -------
CORPORATE OBLIGATIONS                                                    92,679
 (Cost $92,679)                                                         -------
CERTIFICATES OF DEPOSIT--19.2%
BANKING-DOMESTIC--3.8%
Chase Manhattan Bank USA
        5.60%, 04/03/97                                  1,000            1,000
MBNA America Bank, N.A.
        5.54%, 03/18/97                                  2,000            2,000
Providian National Bank
        5.48%, 03/06/97                                  2,000            2,000
                                                                        -------
                                                                          5,000
                                                                        -------
BANKING-FRANCE--3.8%
Banque Nationale de Paris
        5.43%, 03/18/97                                  3,000            3,000
Societe General
        6.12%, 06/13/97                                  2,000            2,000
                                                                        -------
                                                                          5,000
                                                                        -------
BANKING-GERMANY--4.6%
Bayerische Landesbank Girozentrale
        4.94%, 01/13/97                                  2,000            2,000
Bayerische Vereinsbank AG
        5.50%, 04/25/97                                  3,000            3,000
Landesbank Hessen-Thuringen Girozentrale
        6.20%, 09/05/97                                  1,000            1,000
                                                                        -------
                                                                          6,000
                                                                        -------
BANKING-JAPAN--7.0%
Industrial Bank of Japan, Ltd.
        5.58%, 01/02/97                                  2,000            2,000
        5.56%, 03/18/97                                  1,000            1,000
        5.58%, 03/19/97                                  2,000            2,000
Sanwa Bank, Ltd.
        5.59%, 03/10/97                                  1,000            1,000
        5.53%, 03/10/97                                  3,000            3,000
                                                                        -------
                                                                          9,000
                                                                        -------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $25,000)                                                         25,000
                                                                        -------
VARIABLE RATE OBLIGATIONS--3.2%(b)
BANKING-DOMESTIC--1.2%
Village of Sturtevant, Wisconsin Taxable Variable Rate
Demand Industrial Development Revenue Bonds (Andis Co.
Project) Series 1996B/(M&I Marshall & Ilsley Bank LOC)
        5.85%, 01/07/97                                  1,500            1,500
                                                                        -------

SCHWAB RETIREMENT MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                          ---           -----
BANKING-UNITED KINGDOM--1.2%
City of Gary Indiana Taxable Adjustable Rate
Economic Development Revenue Refunding Bonds
(Miller Partnership, LP Project) Series 1996A/
(Royal Bank of Scotland LOC)
         5.85%, 01/07/97                                $1,680         $  1,680
                                                                       --------
SECURITIES BROKERAGE-DEALER--0.8%
Bear Stearns Companies, Inc.
         5.61%, 01/06/97                                 1,000            1,000
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $4,180)                                                          4,180
                                                                       --------
                                                       Maturity
                                                       --------
REPURCHASE AGREEMENTS--6.5%(c)
Salomon Brothers, Inc. 7.00%, Issue Date 12/31/96;
Due 01/02/97
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                     8,405            8,402
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,402)                                                          8,402
                                                                       --------
TOTAL INVESTMENTS--100%
   (Cost $130,261)                                                     $130,261
                                                                       ========

NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities except from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Retirement Money Fund(R). Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $5,968,000 which represented 4.38% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1996. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.

Abbreviations

LOC  Letter of Credit



                See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996



ASSETS
Investments, at value (Cost: $130,261)                          $130,261
Interest receivable                                                  328
Receivable for Fund shares sold                                    7,374
Deferred organization costs                                           24
Prepaid expenses                                                      13
                                                                --------
     Total assets                                                138,000
                                                                --------
LIABILITIES
Payable for:
  Dividends                                                          748
  Fund shares redeemed                                               884
  Investment advisory and administration fee                          10
  Transfer agency and shareholder service fees                         1
  Other                                                               38
                                                                --------
     Total liabilities                                             1,681
                                                                --------

Net assets applicable to outstanding shares                     $136,319
                                                                ========

NET ASSETS CONSIST OF:
  Paid-in-capital                                               $136,320
  Accumulated net realized loss on investments sold                   (1)
                                                                --------
                                                                $136,319
                                                                ========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                               136,320

  Net asset value, offering and redemption price per share      $   1.00


                See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                              $6,238
                                                             ------
Expenses:
   Investment advisory and administration fee                   516
   Transfer agency and shareholder service fees                 281
   Custodian fees                                                78
   Registration fees                                             48
   Professional fees                                             24
   Shareholder reports                                            8
   Trustees' fees                                                 6
   Amortization of deferred organization costs                   12
   Insurance and other expenses                                   5
                                                             ------
                                                                978
Less:  expenses reduced (see Note 4)                           (159)
                                                             ------
      Total expenses incurred by Fund                           819
                                                             ------
Net investment income                                         5,419

Net realized loss on investments sold                            (1)
                                                             ------

Increase in net assets resulting from operations             $5,418
                                                             ======


                See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)




                                                              Year ended
                                                              December 31,
                                                           1996        1995
                                                        ----------   ----------
Operations:
  Net investment income                                 $   5,419    $   4,055
  Net realized loss on investments sold                        (1)         ---
                                                        ---------    ---------
  Increase in net assets resulting
   from operations                                          5,418        4,055
                                                        ---------    ---------

Dividends to shareholders from
  net investment income                                    (5,419)      (4,055)
                                                        ---------    ---------

Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                               166,968      173,890
  Net asset value of shares issued in
   reinvestment of dividends                                5,286        3,564
  Less payments for shares redeemed                      (134,926)    (109,877)
                                                        ---------    ---------
  Increase in net assets from
   capital share transactions                              37,328       67,577
                                                        ---------    ---------

Total increase in net assets                               37,327       67,577

Net Assets:
  Beginning of period                                      98,992       31,415
                                                        ---------    ---------
  End of period                                         $ 136,319    $  98,992
                                                        =========    =========



                See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Institutional Advantage Money Fund(R). The assets of each series are segregated and accounted for separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $2 billion of average daily net assets, 0.45% the next $1 billion, and 0.40% of such assets in excess of $3 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $6,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $22,000 and $137,000, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the year ended December 31, 1996, aggregated (in thousands) $2,091,834 and $2,061,517, respectively.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                                     Period ended
                                                                       Year ended  December 31,      December 31,
                                                                       1996              1995           1994++
                                                                      --------           -------     ------------
Net asset value at beginning of period                                $   1.00           $  1.00          $  1.00
Income from investment operations
  Net investment income                                                   0.05              0.05             0.03
  Net realized and unrealized gain (loss) on investments                   ---               ---              ---
                                                                      --------           -------          -------
  Total from investment operations                                        0.05              0.05             0.03
Less distributions
  Dividends from net investment income                                   (0.05)           (0.05)            (0.03)
  Distributions from realized gain on investments                          ---               ---              ---
                                                                      --------           ------           -------
  Total distributions                                                    (0.05)           (0.05)            (0.03)
                                                                      --------           ------           -------

Net asset value at end of period                                      $   1.00           $  1.00          $  1.00
                                                                      ========           =======          =======

Total return (not annualized)                                             4.93 %            5.43 %           3.29 %

Ratios/Supplemental data
  Net assets, end of period (000s)                                    $136,319           $98,992          $31,415
  Ratio of expenses to average net assets+                                0.73 %            0.73 %           0.73 %*
  Ratio of net investment income to average net assets+                   4.83 %            5.28 %           4.04 %*



----------
++ Period from March 2, 1994 (commencement of operations) to December 31, 1994.

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                               .88%              .92%           1.05%*
    Ratio of net investment income to average net assets                 4.68%             5.09%           3.72%*

*   Annualized

-------------------------------------------------------------------------------


To the Board of Trustees
and Shareholders of the Schwab Retirement Money Fund(R)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Retirement Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997



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                                 SchwabFunds(R)

INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc.,
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR: Charles Schwab & Co.,
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.